ASSET RETIREMENT OBLIGATIONS (Table)	12 Months Ended
Dec. 31, 2014
ASSET RETIREMENT OBLIGATIONS
Schedule of movement in asset retirement obligations

December 31,	2014	2013
(millions of Canadian dollars)
Obligations, beginning of year	24	23
Liabilities incurred	177	-
Liabilities settled	(24)	-
Foreign currency translation adjustment	5	-
Accretion expense	3	1
Obligations, end of year	185	24
Presented as follows:
Accounts payable and other (Note 15)	53	-
Other long-term liabilities (Note 17)	132	24
	185	24